Fair value	6 Months Ended
Jun. 30, 2021
Disclosure of fair value measurement [text block] [Abstract]
FAIR VALUE

17. Fair value

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:

Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

	30 June 2021
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	25,513	-	-	25,513
Quoted equities at FVOCI	17,600	-	-	17,600
Quoted bonds at FVOCI	404,026	-	-	404,026
Unquoted equities at FVOCI*	-	-	6,783	6,783
Investment properties	-	-	18,788	18,788
	447,139	-	25,571	472,710
Liabilities measured at fair value:
Derivative financial liability	17,423	-	-	17,423

	31 December 2020
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	22,780	-	-	22,780
Quoted equities at FVOCI	14,935	-	-	14,935
Quoted bonds at FVOCI	390,918	-	-	390,918
Unquoted equities at FVOCI*	-	-	6,748	6,748
Investment properties	-	-	20,012	20,012
	428,633	-	26,760	455,393
Liabilities measured at fair value:
Derivative financial liability	13,628	-	-	13,628

*	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:

	30 June 2021	31 December 2020
	USD ’000	USD ’000

Balance at the beginning of the period / year	6,748	5,794
Purchases	-	1,503
Total losses recognized in OCI	35	(549)
Balance at the end of the period / year	6,783	6,748